Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Our Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Category of Revenue:
Category of Revenue	$ 152,327	$ 157,079	$ 153,012
Services transferred over time [Member]
Category of Revenue:
Category of Revenue	152,081	156,303	145,722
Services transferred at a point in time [Member]
Category of Revenue:
Category of Revenue	232	306	6,807
Goods transferred at a point in time [Member]
Category of Revenue:
Category of Revenue	14	470	483
Advertising revenue [Member]
Category of Revenue:
Category of Revenue	149,046	152,086	132,918
Customized content production revenue [Member]
Category of Revenue:
Category of Revenue			5,326
Copyrights revenue [Member]
Category of Revenue:
Category of Revenue	3,035	4,217	7,478
CHEERS e-Mall marketplace service revenue [Member]
Category of Revenue:
Category of Revenue	232	306	6,807
Other revenue [Member]
Category of Revenue:
Category of Revenue	$ 14	$ 470	$ 483